Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans on Nonaccrual Status
Total	$ 16,855	$ 24,965
Residential 1-4 Family [Member]
Loans on Nonaccrual Status
Total	930	2,256
Multifamily [Member]
Loans on Nonaccrual Status
Total
Commercial Real Estate [Member]
Loans on Nonaccrual Status
Total	4,445	4,995
Construction [Member]
Loans on Nonaccrual Status
Total	9,626	14,378
Farmland [Member]
Loans on Nonaccrual Status
Total	1,248	2,695
Second mortgages [Member]
Loans on Nonaccrual Status
Total	606	606
Equity lines of Credit [Member]
Loans on Nonaccrual Status
Total
Commercial [Member]
Loans on Nonaccrual Status
Total		35
Installment and Other [Member]
Loans on Nonaccrual Status
Total